DEBT (Tables)	12 Months Ended
Nov. 25, 2018
Debt Disclosure [Abstract]
Schedule of long-term and short-term debt instruments

The following table presents the Company’s debt:

	November 25, 2018	November 26, 2017
	(Dollars in thousands)
Long-term debt
5.00% senior notes due 2025	$485,605	$483,683
3.375% senior notes due 2027	534,614	555,177

Total long-term debt	$1,020,219	$1,038,860

Short-term debt
Short-term borrowings	31,935	38,451

Total debt	$1,052,154	$1,077,311

Principal payments on short-term and long-term debt

The table below sets forth, as of November 25, 2018, the Company’s required aggregate short-term and long-term debt principal payments (inclusive of premium and discount):

(Dollars in thousands)
2019	$31,935
2020	—
2021	—
2022	—
2023	—
Thereafter	1,031,866

Total future debt principal payments	$1,063,801